Fair Value of Financial Instruments - Schedule of Gains (Losses) from the Change in Fair Value of Level 3 Financial Instruments (Details) - Level 3 [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Gains (Losses) from the Change in Fair Value of Level 3 Financial Instruments [Member]
Change in fair value of debt	$ (2,180,526)	$ (49,186)	$ (618,208)	$ 84,109
Contingent acquisition consideration payable				2,189
Change in fair value of derivative financial instruments	32,169	45,038	8,644
Total	$ (2,148,357)	$ (4,148)	$ (609,564)	$ 86,298